System Fund and reimbursables - Summary of System Fund Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
System Fund And Reimbursables [Line Items]
Depreciation and amortisation	$ 83	$ 86		$ 94
Impairment loss/(reversal) on trade receivables	(1)	5	[1]	0	[1]
Other net impairment reversals	0	(5)	[1]	4	[1]
System Fund [member]
System Fund And Reimbursables [Line Items]
Marketing	498	408		147
Depreciation and amortisation	83	86		94
Impairment loss/(reversal) on trade receivables	0	7		(6)
Other net impairment reversals	0			(3)
Costs are borne by the System Fund [member] | System Fund [member]
System Fund And Reimbursables [Line Items]
Staff costs	$ 399	$ 341		$ 304

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ and to combine System Fund revenues and reimbursables (see New accounting standards and other presentational changes).